Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Cash consideration	$ 26,968	$ 8,362	$ 5,350
Issuance costs	$ 2,501	$ 655	$ 156